Equity	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Equity

Note 4 – Equity

The Company has authorized 75,000,000 shares of common stock having a par value of $0.001 per share. In addition, the Company authorized 5,000,000 shares of preferred stock to be issued having a par value of $0.001. The specific rights of the preferred stock shall be determined by the board of directors.

Pursuant to the terms of the Capital on Demand™ Sales Agreement with JonesTrading Institutional Services LLC and Brookline Capital Markets, a division of Arcadia Securities, LLC (collectively, the “Agent”), the Company may sell from time to time, through the Agent, shares of the Company’s common stock with an aggregate sales price of up to $20.0 million. During the nine months ended September 30, 2023, the Company sold 723,406 shares of common stock to the Agent for net proceeds of $2,101,958.

Stock Options

In 2017, the Board of Directors of the Company approved the CNS Pharmaceuticals, Inc. 2017 Stock Plan (the “2017 Plan”). The 2017 Plan allows for the Board of Directors to grant various forms of incentive awards for up to 66,667 shares of common stock.

In 2020, the Board of Directors of the Company approved the CNS Pharmaceuticals, Inc. 2020 Stock Plan (the “2020 Plan”). The 2020 Plan allows for the Board of Directors to grant various forms of incentive awards for up to 100,000 shares of common stock. The 2020 Plan was amended effective as of August 9, 2023, which was approved by the Company’s stockholders at the Company’s annual meeting on September 14, 2023. The amendment increased the 2020 Plan by 745,800 shares of common stock.

On December 30, 2022, the Board of Directors of the Company appointed Faith Charles as an independent member of the Company’s Board of Directors and as Chairperson of the Board of Directors. Ms. Charles will receive an annual retainer for her service as Chairperson of $30,000 and, on the date of her appointment, was granted a ten-year option to purchase 3,500 shares of Company common stock at an exercise price of $2.40 vesting in 36 equal monthly installments succeeding the issuance date. The total fair value of these option grants at issuance was $7,091.

On March 29, 2023, the Board of Directors approved, based upon the recommendation of the Compensation Committee, cash bonuses totaling $550,750 to the officers of the Company. In addition, the officers and an employee were awarded a total of 29,988 options at an exercise price of $0.996. Of the options issued, 50% vest over 2 years and 50% vest upon the Company’s common stock price exceeding various closing prices ranging from $6.00 - $24.00 per share. The total fair value of these option grants at issuance was $25,820.

On May 3, 2023, the Board of Directors of the Company appointed Bettina M. Cockroft, M.D., M.B.A as an independent member of the Company’s Board of Directors. Dr. Cockroft was granted a ten-year option to purchase 2,099 shares of Company common stock at an exercise price of $1.67 vesting in 36 equal monthly installments succeeding the issuance date. The total fair value of these option grants at issuance was $3,514.

On August 4, 2023, the Board of Directors approved the issuance of 6,500 options to Dr. Cockroft. The options have a ten-year term at an exercise price of $2.27 and vest in 36 equal monthly installments succeeding the issuance date. The total fair value of these option grants at issuance was $12,771.

On August 27, 2023, the Board of Directors approved the issuance of 193,690 options to the board of directors. The options have a ten-year term at an exercise price of $1.90 and vest on the first anniversary date of issuance. The total fair value of these option grants at issuance was $313,846.

During the nine months ended September 30, 2023 and 2022, the Company recognized $727,864 and $877,510 of stock-based compensation, respectively, related to outstanding stock options. At September 30, 2023, the Company had $940,197 of unrecognized expenses related to outstanding options.

The following table summarizes the stock option activity for the nine months ended September 30, 2023:

	Options	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2022	93,001	$67.42
Granted	235,777	1.78
Exercised	–	–
Forfeited	(8)	120.00
Expired	–	–
Outstanding, September 30, 2023	328,770	$20.35
Exercisable, September 30, 2023	82,261	$60.99

As of September 30, 2023, the outstanding stock options have a weighted average remaining term of 8.79 years and aggregate intrinsic value of options vested and outstanding of $0 and $4,318, respectively. As of September 30, 2023, there were no awards remaining to be issued under the 2017 Plan and 545,610 awards remaining to be issued under the 2020 Plan.

Stock Warrants

During the nine months ended September 30, 2023, the Company received $725,668 in cash proceeds from the exercise of 238,958 warrants previously issued at an exercise price of $3.03 and 1,625,000 warrants previously issued at an exercise price of $0.001.

The following table summarizes the stock warrant activity for the nine months ended September 30, 2023:

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2022	4,133,252	$4.35
Granted	–	–
Exercised	(1,863,958)	0.39
Forfeited	–	–
Expired	(467)	45.00
Outstanding, September 30, 2023	2,268,827	$7.59
Exercisable, September 30, 2023	2,268,827	$7.59

As of September 30, 2023, the outstanding and exercisable warrants have a weighted average remaining term of 4.02 years and had no aggregate intrinsic value.

Restricted Stock Units

During the nine months ended September 30, 2023, the Company recognized $17,888 of stock-based compensation, related to outstanding RSUs. At September 30, 2023, the Company had $59,624 of unrecognized expenses related to outstanding RSUs.

The following table summarizes the RSUs activity for the nine months ended September 30, 2023:

	RSUs	Weighted-Average Grant Date Fair Value
Non-vested, December 31, 2022	9,523	$10.02
Granted	–	–
Vested	(2,379)	10.02
Forfeited	–	–
Non-vested, September 30, 2023	7,144	$10.02

Performance Units

During the nine months ended September 30, 2023, the Company recognized $28,990 related to outstanding stock PUs. At September 30, 2023, the Company had $104,958 of unrecognized expenses related to PUs.

The following table summarizes the PUs activity for the nine months ended September 30, 2023:

	PUs	Weighted-Average Grant Date Fair Value
Non-vested, December 31, 2022	28,563	$5.94
Granted	–	–
Vested	–	–
Forfeited	–	–
Non-vested, September 30, 2023	28,563	$5.94